4. STOCKHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Issuances	8,985,410
Exercised	242,439	(580,540)
Warrant [Member]
Outstanding beginning balance	11,258,939
Issuances	19,238,727
Canceled / Expired	(501,512)
Exercised	(200,000)
Outstanding ending balance	29,796,154